Segment Financial Data (By Segment) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 11,694	$ 11,373	$ 11,329	$ 10,953	$ 10,121	$ 8,412	$ 8,333	$ 7,836	$ 45,349	$ 34,701	$ 29,713
Operating Income (Loss)									4,914	2,877	2,989
Total Assets	139,615				134,211				139,615	134,211	96,920
Capital Expenditures									1,868	1,467	1,556
Depreciation & Amortization									2,708	1,896	1,580
Major Customers, U.S. Government Sales									10,428	7,278	5,658
Major Customers, Airbus Sales									$ 9,879	10,025	8,908
Segment Financial Data	SEGMENT FINANCIAL DATA
Our operations for the periods presented herein are classified into two principal segments. The segments are generally determined based on the management structure of the businesses and the grouping of similar operating companies, where each management organization has general operating autonomy over diversified products and services.
Pratt & Whitney products include commercial, military, business jet and general aviation aircraft engines, parts and services sold to a diversified customer base, including international and domestic commercial airlines and aircraft leasing companies, aircraft manufacturers, and U.S. and foreign governments. Pratt & Whitney also provides product support and a full range of overhaul, repair and fleet management services.
Collins Aerospace Systems provides technologically advanced aerospace products and aftermarket service solutions for aircraft manufacturers, airlines, regional, business and general aviation markets, military and space operations. Products include electric power generation, power management and distribution systems, air data and aircraft sensing systems, engine control systems, intelligence, surveillance and reconnaissance systems, engine components, environmental control systems, fire and ice detection and protection systems, propeller systems, engine nacelle systems, including thrust reversers and mounting pylons, interior and exterior aircraft lighting, aircraft seating and cargo systems, actuation systems, landing systems, including landing gear, wheels and brakes, and space products and subsystems, integrated avionics systems, precision targeting, electronic warfare and range and training systems, flight controls, communications systems, navigation systems, oxygen systems, simulation and training systems, food and beverage preparation, storage and galley systems, lavatory and wastewater management systems. Aftermarket services include spare parts, overhaul and repair, engineering and technical support, training and fleet management solutions, and information management services.
We have reported our financial and operational results for the periods presented herein under the two principal segments noted above, consistent with how we have reviewed our business operations for decision-making purposes, resource allocation and performance assessment during 2019.
Segment Information. Total sales by segment include intersegment sales, which are generally made at prices approximating those that the selling entity is able to obtain on external sales. Segment information for the years ended December 31 is as follows:

	Net Sales			Operating Profits
(dollars in millions)	2019	2018	2017	2019	2018	2017
Pratt & Whitney	20,892	19,397	16,160	1,668	1,269	1,300
Collins Aerospace Systems	26,028	16,634	14,691	4,100	2,303	2,191
Total segment	46,920	36,031	30,851	5,768	3,572	3,491
Eliminations and other	(1,571)	(1,330)	(1,138)	(339)	(220)	(63)
General corporate expenses	—	—	—	(515)	(475)	(439)
Consolidated	$45,349	$34,701	$29,713	$4,914	$2,877	$2,989

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Pratt & Whitney	31,271	29,341	26,768	822	866	923	980	852	672
Collins Aerospace Systems	74,049	73,115	34,567	959	515	527	1,749	883	823
Total segment	105,320	102,456	61,335	1,781	1,381	1,450	2,729	1,735	1,495
Eliminations and other	2,472	1,015	4,659	87	86	106	(21)	161	85
Assets related to discontinued operations	$31,823	$30,740	$30,926
Consolidated	$139,615	$134,211	$96,920	$1,868	$1,467	$1,556	$2,708	$1,896	$1,580
Geographic External Sales and Operating Profit. Geographic external sales and operating profits are attributed to the geographic regions based on their location of origin. U.S. external sales include export sales to commercial customers outside the U.S. and sales to the U.S. Government, commercial and affiliated customers, which are known to be for resale to customers outside the U.S. Long-lived assets are net fixed assets attributed to the specific geographic regions.

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
United States Operations	$35,125	$26,646	$21,975	$3,287	$1,790	$1,603	$6,507	$6,165	$4,424
International Operations
Europe	4,419	3,092	2,747	1,480	1,027	826	1,268	1,272	1,147
Asia Pacific	1,989	1,645	1,779	444	365	351	917	905	685
Other	5,387	4,648	4,350	557	390	711	1,089	1,064	1,082
Eliminations and other	(1,571)	(1,330)	(1,138)	(854)	(695)	(502)	541	500	469
Consolidated	$45,349	$34,701	$29,713	$4,914	$2,877	$2,989	$10,322	$9,906	$7,807
Sales from U.S. operations include export sales as follows:

(dollars in millions)	2019	2018	2017
Europe	$7,078	$6,217	$5,197
Asia Pacific	6,411	5,355	3,526
Other	3,295	1,966	1,675
Total	$16,784	$13,538	$10,398
Sales by primary geographical market for the year ended December 31, 2019 is as follows:

(dollars in millions)	Pratt & Whitney	Collins Aerospace Systems	Total
Primary Geographical Markets
United States	$16,148	$18,977	$35,125
Europe	498	3,921	4,419
Asia Pacific	1,164	825	1,989
Other*	3,082	2,305	5,387
Total segment	$20,892	$26,028	$46,920
Eliminations and other			(1,571)
Consolidated			$45,349
Sales by primary geographical market for the year ended December 31, 2018 is as follows:

(dollars in millions)	Pratt & Whitney	Collins Aerospace Systems	Total
Primary Geographical Markets
United States	$14,852	$11,794	$26,646
Europe	594	2,498	3,092
Asia Pacific	1,277	368	1,645
Other (1)	2,674	1,974	4,648
Total segment	$19,397	$16,634	$36,031
Eliminations and other			(1,330)
Consolidated			$34,701
(1)    Other includes sales to other regions as well as intersegment sales.
Segment sales disaggregated by product type and product versus service for the year ended December 31, 2019 are as follows:

(dollars in millions)	Pratt & Whitney	Collins Aerospace Systems	Total
Product Type
Commercial and industrial, non aerospace	$102	$51	$153
Commercial aerospace	14,516	19,005	33,521
Military aerospace	6,274	6,972	13,246
Total segment	$20,892	$26,028	$46,920
Eliminations and other			(1,571)
Consolidated			$45,349

Sales Type
Product	$12,977	$21,440	$34,417
Service	7,915	4,588	12,503
Total segment	$20,892	$26,028	$46,920
Eliminations and other			(1,571)
Consolidated			$45,349
Segment sales disaggregated by product type and product versus service for the year ended December 31, 2018 are as follows:

(dollars in millions)	Pratt & Whitney	Collins Aerospace Systems	Total
Product Type
Commercial and industrial, non aerospace	$55	$60	$115
Commercial aerospace	14,027	12,564	26,591
Military aerospace	5,315	4,010	9,325
Total segment	$19,397	$16,634	$36,031
Eliminations and other			(1,330)
Consolidated			$34,701

Sales Type
Product	$11,410	$13,915	$25,325
Service	7,987	2,719	10,706
Total segment	$19,397	$16,634	$36,031
Eliminations and other			(1,330)
Consolidated			$34,701
Major Customers. Net Sales include sales under prime contracts and subcontracts to the U.S. Government as follows:

(dollars in millions)	2019	2018	2017
Pratt & Whitney	$5,614	$4,489	$3,347
Collins Aerospace Systems	4,802	2,779	2,299
Other	12	10	12
Total	$10,428	$7,278	$5,658
Sales to Airbus prior to discounts and incentives were approximately $9,879 million, $10,025 million and $8,908 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Schedule Of Segment Reporting Information By Segment [Table Text Block]

	Net Sales			Operating Profits
(dollars in millions)	2019	2018	2017	2019	2018	2017
Pratt & Whitney	20,892	19,397	16,160	1,668	1,269	1,300
Collins Aerospace Systems	26,028	16,634	14,691	4,100	2,303	2,191
Total segment	46,920	36,031	30,851	5,768	3,572	3,491
Eliminations and other	(1,571)	(1,330)	(1,138)	(339)	(220)	(63)
General corporate expenses	—	—	—	(515)	(475)	(439)
Consolidated	$45,349	$34,701	$29,713	$4,914	$2,877	$2,989

	Total Assets			Capital Expenditures			Depreciation & Amortization
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Pratt & Whitney	31,271	29,341	26,768	822	866	923	980	852	672
Collins Aerospace Systems	74,049	73,115	34,567	959	515	527	1,749	883	823
Total segment	105,320	102,456	61,335	1,781	1,381	1,450	2,729	1,735	1,495
Eliminations and other	2,472	1,015	4,659	87	86	106	(21)	161	85
Assets related to discontinued operations	$31,823	$30,740	$30,926
Consolidated	$139,615	$134,211	$96,920	$1,868	$1,467	$1,556	$2,708	$1,896	$1,580

Schedule of Revenues From External Customers And Long Lived Assets By Geographic Areas [Table Text Block]

	External Net Sales			Operating Profits			Long-Lived Assets
(dollars in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
United States Operations	$35,125	$26,646	$21,975	$3,287	$1,790	$1,603	$6,507	$6,165	$4,424
International Operations
Europe	4,419	3,092	2,747	1,480	1,027	826	1,268	1,272	1,147
Asia Pacific	1,989	1,645	1,779	444	365	351	917	905	685
Other	5,387	4,648	4,350	557	390	711	1,089	1,064	1,082
Eliminations and other	(1,571)	(1,330)	(1,138)	(854)	(695)	(502)	541	500	469
Consolidated	$45,349	$34,701	$29,713	$4,914	$2,877	$2,989	$10,322	$9,906	$7,807

Revenue from External Customers by Geographic Areas [Table Text Block]

(dollars in millions)	2019	2018	2017
Europe	$7,078	$6,217	$5,197
Asia Pacific	6,411	5,355	3,526
Other	3,295	1,966	1,675
Total	$16,784	$13,538	$10,398

Total Segments [Member]
Segment Reporting Information [Line Items]
Revenues									$ 46,920	36,031	30,851
Operating Income (Loss)									5,768	3,572	3,491
Total Assets	105,320				102,456				105,320	102,456	61,335
Capital Expenditures									1,781	1,381	1,450
Depreciation & Amortization									2,729	1,735	1,495
Eliminations and other [Member]
Segment Reporting Information [Line Items]
Revenues									(1,571)	(1,330)	(1,138)
Operating Income (Loss)									(339)	(220)	(63)
Total Assets	2,472				1,015				2,472	1,015	4,659
Capital Expenditures									87	86	106
Depreciation & Amortization									(21)	161	85
General corporate expenses [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Operating Income (Loss)									(515)	(475)	(439)
Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Revenues									20,892	19,397	16,160
Operating Income (Loss)									1,668	1,269	1,300
Total Assets	31,271				29,341				31,271	29,341	26,768
Capital Expenditures									822	866	923
Depreciation & Amortization									980	852	672
Major Customers, U.S. Government Sales									5,614	4,489	3,347
Collins Aerospace Systems [Member]
Segment Reporting Information [Line Items]
Revenues									26,028	16,634	14,691
Operating Income (Loss)									4,100	2,303	2,191
Total Assets	74,049				73,115				74,049	73,115	34,567
Capital Expenditures									959	515	527
Depreciation & Amortization									1,749	883	823
Major Customers, U.S. Government Sales									4,802	2,779	2,299
Other [Member]
Segment Reporting Information [Line Items]
Major Customers, U.S. Government Sales									12	10	12
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Total Assets	$ 31,823				$ 30,740				$ 31,823	$ 30,740	$ 30,926